Janus Henderson Government Money Market Fund N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JANUS INVESTMENT FUND
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 28, 2026